Organization, Consolidation and Principal Activities (Tables) - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Summary of Company's Principal Subsidiaries VIE and subsidiaries of the VIE
As of December 31, 2020, the Company’s principal subsidiaries, VIE and subsidiaries of the VIE are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries of the Company
Quhuo Investment Limited (“Quhuo BVI”)	June 14, 2019	BVI	100%	Investment holding
Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”)	June 17, 2019	Hong Kong	100%	Investment holding
Beijing Quhuo Information Technology Co., Ltd. (“WFOE”)	July 31, 2019	PRC	100%	Development of computer software and applications
Variable interest entity
Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”)	March 3, 2012	PRC	Nil	Development of computer software and applications; Investment holding
Subsidiaries of the VIE

Shanghai Quhuo Network Technology Co., Ltd. (“Shanghai Quhuo”)	April 4, 2014	PRC	Nil	On-demand delivery
Ningbo Xinying Network Technology Co., Ltd. (“Ningbo Xinying”)	December 15, 2016	PRC	Nil	On-demand delivery
Nantong Runda Marketing Planning Co., Ltd. (“Nantong Runda”)	February 28, 2018	PRC	Nil	On-demand delivery
Shanghai Yijida Network Technology Co., Ltd. (“Shanghai Yijida”)	September 7, 2015	PRC	Nil	On-demand delivery
Ningbo Desheng Wanchun Network Technology Co., Ltd. (“Desheng Wanchun”)	December 21, 2016	PRC	Nil	Labor services
Ningbo Quhuo Network Technology Co., Ltd. (“Ningbo Quhuo”)	December 14, 2016	PRC	Nil	On-demand delivery
Ningbo Dagong Network Technology Co., Ltd. (“Ningbo Dagong”)	January 5, 2018	PRC	Nil	Bike-sharing maintenance
Jiangxi Youke Automobile Rental Service Co., Ltd. (“Jiangxi Youke”)	April 8, 2018	PRC	Nil	Ride-hailing
Shanghai Xianqiao Information Technology Co., Ltd. (“Shanghai Xianqiao”)	March 31, 2019	PRC	Nil	On-demand delivery
Hainan Xinying Technology Co., Ltd. (“Hainan Xinying”)	June 29, 2020	PRC	Nil	On-demand delivery
Hainan Quhuo Technology Co., Ltd. (“Hainan Quhuo”)	July 8, 2020	PRC	Nil	On-demand delivery
Haikou Chengtu Network Technology Co., Ltd (“Haikou Chengtu”)	September 1, 2020	PRC	Nil	B&B Operation
Shenzhen Lailai Information Technology Co., Ltd. (“Shenzhen Lailai”)	November 1, 2020	PRC	Nil	Hotel Cleaning

Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets
The table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS:
Current assets:
Cash	126,677	93,007	14,254
Restricted cash	—	401	61
Short-term investments	56,275	34,634	5,308
Accounts receivable	276,966	381,248	58,429
Prepayments and other current assets	43,058	44,662	6,845
Amounts due from related parties	18,392	2,940	451

Total current assets	521,368	556,892	85,348

Non-current assets:
Property and equipment, net	25,632	23,310	3,572
Intangible assets, net	66,818	111,990	17,163
Long-term investments	1,715	1,065	163
Operating lease right-of-use assets, net	—	32,534	4,986
Goodwill	26,231	118,724	18,195
Deferred tax assets	3,893	2,370	363
Other non-current assets	98,137	105,501	16,169

Total non-current assets	222,426	395,494	60,611

Total assets	743,794	952,386	145,959

LIABILITIES:
Current liabilities:
Accounts payable	232,276	268,939	41,217
Accrued expenses and other current liabilities	75,757	102,053	15,640
Short-term debt	143,979	73,837	11,316
Short-term lease liabilities	—	17,707	2,714

Total current liabilities	452,012	462,536	70,887

Non-current liabilities:
Deferred tax liabilities	2,556	727	111
Long-term debt	11,942	5,135	787
Long-term lease liabilities	—	14,623	2,241
Other non-current liabilities	22,766	41,014	6,286

Total non-current liabilities	37,264	61,499	9,425

Total liabilities	489,276	524,035	80,312

Summary of Results of operations of the VIE included in the Company's consolidated statements of comprehensive loss
The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive loss for the years ended December 31, 2018, 2019 and 2020, respectively:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue	1,474,475	2,055,789	2,580,810	395,526
Net (loss)/income	(44,295)	(11,992)	66,043	10,122

Summary of Cash Flows of the VIE included in the Company's Consolidated Statements of Cash Flows
The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows for the years ended December 31, 2018, 2019 and 2020, respectively:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash provided by operating activities	19,807	17,521	30,389	4,657
Net cash (used in) provided by investing activities	(94,281)	12,484	(56,535)	(8,664)
Net cash provided by (used in) financing activities	82,495	80,550	(7,119)	(1,091)
Effect of exchange rate changes on cash	179	(1,221)	(4)	—
Net increase (decrease) in cash	8,200	109,334	(33,269)	(5,098)